Allowance for expected credit losses - Narrative (Details) - Allowance for expected credit losses - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	£ 3,596	£ 4,021
Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	(93)	(156)
Inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	35	185
Commercial Banking
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	982	1,150
Commercial Banking | Commercial Real Estate Price Reduction | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	(53)	(65)
Commercial Banking | Corporate insolvency rates | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	(297)	(287)
Commercial Banking | Loss given default alignment (LGD) | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	(90)	(105)
Commercial Banking | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	(308)	(280)
Commercial Banking | Inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	0	0
UK mortgages
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	971	1,115
UK mortgages | Mortgage Accounts In Long Term Default | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	98	106
UK mortgages | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	142	63
UK mortgages | Inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	23	61
UK mortgages | Single Point Of Loss (SPOL) Model Limitation | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	46	0
Credit cards
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	700	810
Credit cards | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	15	15
Credit cards | Inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	6	92
Credit cards | Extension of modelled lifetime on retail revolving products | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	60	67
Credit cards | Credit Card Loss Given Default Alignment | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	(50)	(50)
Retail excluding UK mortgages
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	942	945
Retail excluding UK mortgages | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	58	46
Retail excluding UK mortgages | Inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	6	32
Retail excluding UK mortgages | Extension of modelled lifetime on retail revolving products | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	10	10
Retail excluding UK mortgages | Credit Card Loss Given Default Alignment | Other Judgements
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	18	37
Probability weighted relative to base case
Allowance For Impairment Losses [Line Items]
Increase (decrease) in financial assets	£ (464)	£ (673)